Annual Total Returns [BarChart] - Brighthouse Asset Allocation 100 Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(5.57%)
Annual Return 2012	17.05%
Annual Return 2013	29.77%
Annual Return 2014	5.24%
Annual Return 2015	(1.67%)
Annual Return 2016	9.19%
Annual Return 2017	23.21%
Annual Return 2018	(9.80%)
Annual Return 2019	27.79%
Annual Return 2020	19.23%